Land Use Rights, Net - Land Use Rights, Net (Detail) - USD ($) $ in Thousands	May 31, 2024	May 31, 2023
Real Estate [Abstract]
Land use rights	$ 5,031	$ 3,831
Less: accumulated amortization	(639)	(558)
Exchange differences	58	48
Land use rights, net	$ 4,450	$ 3,321